OIL AND GAS RESERVES (Information not covered by the auditors’ report)	12 Months Ended
Dec. 31, 2022
Oil And Gas Reserves
OIL AND GAS RESERVES (Information not covered by the auditors’ report)

NOTE 22: OIL AND GAS RESERVES (Information not covered by the auditors’ report)

The table below presents the estimated proved reserves of oil (including crude oil, condensate and LNG) and natural gas, by geographic area as of December 31, 2022.

	Proved Reserves

	Proved Developed		Proved Undeveloped		Total Proved

	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)

Argentina	7,722	17,372	3,214	11,241	10,936	28,613

Total at 12.31.2022	7,722	17,372	3,214	11,241	10,936	28,613

(1)	In thousands of barrels.
(2)	In millions of cubic meters.